UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                 SMARTGROWTH LIPPER(C) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 112.8%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
BEAR MARKET - 1.7%
   UltraShort S&P 500 ProShares                               137   $      7,952
                                                                    ------------

INTERMEDIATE GOVERNMENT - 5.6%
   iShares Lehman 3-7 Year Treasury Bond Fund                 248         26,744
                                                                    ------------

LARGE BLEND - 0.8%
   iShares KLD Select Social SM Index Fund                     63          3,615
                                                                    ------------

LARGE GROWTH - 1.1%
   Internet HOLDRs Trust                                       95          5,430
                                                                    ------------

PACIFIC/ASIA EX-JAPAN STOCK - 1.5%
   iShares MSCI Taiwan Index Fund                             440          7,286
                                                                    ------------

SHORT GOVERNMENT - 63.7%
   iShares Lehman Short Treasury Bond Fund                  2,746        302,939
                                                                    ------------

SPECIALTY FINANCIAL - 0.6%
   PowerShares Financial Preferred Portfolio                  128          2,715
                                                                    ------------

SPECIALTY HEALTH - 2.8%
   Biotech HOLDRs Trust                                        81         13,163
                                                                    ------------

SPECIALTY TECHNOLOGY - 3.8%
   Semiconductor HOLDRs Trust                                 361         11,036
   UltraShort Semiconductors ProShares                        106          6,822
                                                                    ------------
                                                                          17,858
                                                                    ------------

ULTRASHORT BOND - 31.2%
   SPDR Lehman 1-3 Month T-Bill                             3,240        148,586
                                                                    ------------

   TOTAL EXCHANGE TRADED FUNDS
      (Cost $537,766)                                                    536,288
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.8%
--------------------------------------------------------------------------------
   Fidelity Money Management Fund, Institutional
     Class, Institutional Class, 2.849% (A)
      (Cost $3,978)                                         3,978          3,978
                                                                    ------------

   TOTAL INVESTMENTS - 113.6%
      (Cost $541,744) +                                             $    540,266
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $475,677

(A) -- THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008. SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $541,744, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,132 AND $(2,610), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 SMARTGROWTH LIPPER(C) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                      APRIL 30, 2008 (UNAUDITED)

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
             VALUATION INPUTS                     SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $      540,266   $            --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                  TOTAL                         $      540,266   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                                                                 HWM-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II                 SMARTGROWTH LIPPER(C) OPTIMAL
                                                             MODERATE INDEX FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 100.4%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
BEAR MARKET - 2.1%
   UltraShort S&P 500 ProShares                             1,254   $     72,782
                                                                    ------------

INTERMEDIATE GOVERNMENT - 8.0%
   iShares Lehman 3-7 Year Treasury Bond Fund               2,617        282,217
                                                                    ------------

LARGE BLEND - 2.2%
   iShares KLD Select Social SM Index Fund                  1,019         58,470
   Ultra Industrials ProShares                                289         20,236
                                                                    ------------
                                                                          78,706
                                                                    ------------
LARGE GROWTH - 0.7%
   Internet HOLDRs Trust                                      405         23,150
                                                                    ------------

PACIFIC/ASIA EX-JAPAN STOCK - 2.0%
   iShares MSCI Taiwan Index Fund                           4,255         70,463
                                                                    ------------

SHORT GOVERNMENT - 57.4%
   iShares Lehman Short Treasury Bond Fund                 18,306      2,019,518
                                                                    ------------

SPECIALTY FINANCIAL - 0.7%
   PowerShares Financial Preferred Portfolio                1,149         24,370
                                                                    ------------

SPECIALTY HEALTH - 3.0%
   Biotech HOLDRs Trust                                       649        105,463
                                                                    ------------

SPECIALTY TECHNOLOGY - 4.2%
   Semiconductor HOLDRs Trust                               2,933         89,662
   UltraShort Semiconductors ProShares                        890         57,280
                                                                    ------------
                                                                         146,942
                                                                    ------------

ULTRASHORT BOND - 20.1%
   SPDR Lehman 1-3 Month T-Bill                            15,386        705,602
                                                                    ------------

   TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,544,670)                                                3,529,213
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.5%
--------------------------------------------------------------------------------
   Fidelity Money Management Fund, Institutional
     Class, Institutional Class, 2.849% (A)
      (Cost $18,169)                                       18,169         18,169
                                                                    ------------

   TOTAL INVESTMENTS - 100.9%
      (Cost $3,562,839) +                                           $  3,547,382
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $3,516,063.

(A) -- THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008. SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $3,562,839, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,727 AND $(21,184), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 SMARTGROWTH LIPPER(C) OPTIMAL
                                                             MODERATE INDEX FUND
                                                      APRIL 30, 2008 (UNAUDITED)

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
             VALUATION INPUTS                     SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $    3,547,382   $            --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                  TOTAL                         $    3,547,382   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                                                                 HWM-QH-003-0200

THE ADVISORS' INNER CIRCLE FUND II                 SMARTGROWTH LIPPER(C) OPTIMAL
                                                               GROWTH INDEX FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 99.6%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
BEAR MARKET - 9.9%
   UltraShort S&P 500 ProShares                            17,601   $  1,021,562
   UltraShort Technology ProShares                          1,580         93,868
                                                                    ------------
                                                                       1,115,430
                                                                    ------------

INTERMEDIATE GOVERNMENT - 42.1%
   iShares Lehman 3-7 Year Treasury Bond Fund              44,001      4,745,068
                                                                    ------------

LARGE BLEND - 5.4%
   Ultra Dow30 ProShares                                    4,081        317,706
   Ultra Industrials ProShares                              4,125        288,832
                                                                    ------------
                                                                         606,538
                                                                    ------------

PACIFIC/ASIA EX-JAPAN STOCK - 12.2%
   iShares MSCI Taiwan Index Fund                          82,723      1,369,893
                                                                    ------------

SPECIALTY FINANCIAL - 3.9%
   PowerShares Financial Preferred Portfolio               21,003        445,473
                                                                    ------------

SPECIALTY HEALTH - 12.4%
   Biotech HOLDRs Trust                                     8,570      1,392,625
                                                                    ------------

SPECIALTY TECHNOLOGY - 13.7%
   Semiconductor HOLDRs Trust                              28,806        880,600
   UltraShort Semiconductors ProShares                     10,312        663,680
                                                                    ------------
                                                                       1,544,280
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $11,460,252)                                              11,219,307
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
   Fidelity Money Management Fund, Institutional
     Class, Institutional Class, 2.849% (A)
      (Cost $193,837)                                     193,838        193,838
                                                                    ------------

   TOTAL INVESTMENTS - 101.3%
      (Cost $11,654,089) +                                          $ 11,413,145
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $11,274,467.

(A) -- THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,654,089, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $56,852 AND $(297,796), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 SMARTGROWTH LIPPER(C) OPTIMAL
                                                               GROWTH INDEX FUND
                                                      APRIL 30, 2008 (UNAUDITED)

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
             VALUATION INPUTS                     SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $   11,413,145   $            --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                  TOTAL                         $   11,413,145   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

                                                                 HWM-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------
                                         Philip T. Masterson
                                         President
Date: June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Philip T. Masterson
                                         --------------------------
                                         Philip T. Masterson
                                         President
Date: June 27, 2008



By (Signature and Title)*                /s/ Micheal Lawson
                                         --------------------------
                                         Michael Lawson
                                         Controller and Chief Financial Officer
Date: June 27, 2008


* Print the name and title of each signing officer under his or her signature.